Condensed consolidated Income Statement (unaudited) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Continuing operations
Net interest income		£ 1,821	£ 1,501
Net fee and commission income	[1]	2,829	2,862
Net trading income		2,093	2,319
Net investment income		337	494
Other income		42	77
Total income	[2]	7,122	7,253
Credit impairment charges and other provisions		(510)	(156)
Net operating income		6,612	7,097
Staff costs		(2,354)	(2,438)
Infrastructure, administration and general expenses		(2,488)	(2,319)
Litigation and conduct		(68)	(1,627)
Operating expenses		(4,910)	(6,384)
Profit on disposal of undertakings and share of results of associates and joint ventures		23	12
Profit before tax		1,725	725
Tax charge	[1],[3]	(260)	(294)
Profit after tax in respect of continuing operations		1,465	431
Loss after tax in respect of discontinued operations		0	(47)
Profit after tax		1,465	384
Attributable to:
Equity holders of the parent	[3]	1,171	75
Other equity instrument holders		294	310
Total equity holders of the parent		1,465	385
Non-controlling interests in respect of continuing operations	[1]	0	(1)
Profit after tax		£ 1,465	£ 384

[1]	For notes to the Financial Statements see pages 19 to 44
[2]	The geographic region is based on counterparty location
[3]

From 2019, due to an IAS 12 update, the tax relief on payments in relation to A T1 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in re tained earnings . Comparatives have been restated, reducing the tax charge for H118 by £ 84 m. Further detail can be found in Note 1, B asis of preparation on pages 19 to 20